LEASES - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Amortization of right-of-use assets	¥ 129,869	¥ 135,791
Interest of lease liabilities	36,553	51,575
Expenses for short-term lease within 12 months	9,154	3,052
Total lease cost	¥ 175,576	¥ 190,418